INTANGIBLE ASSETS - Schedule of Changes in Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 27,710	$ 18,762
Additions	452	445
Disposals, intangible assets other than goodwill	1,939	367
Acquisitions through business combinations	625	10,333
Amortization	(1,310)	(1,141)
Revaluation increase (decrease), intangible assets other than goodwill	(85)	0
Foreign currency translation	(965)	(322)
Ending balance	24,658	27,710
Intangible assets	27,710	18,762	$ 24,658	$ 27,710
Additions	452	445
Disposals, intangible assets other than goodwill	1,939	367
Acquisitions through business combinations	625	10,333
Amortisation, intangible assets other than goodwill	1,310	1,141
Foreign currency translation	(965)	(322)
Costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	30,232	20,304
Additions	452	445
Disposals, intangible assets other than goodwill	2,246	499
Acquisitions through business combinations		10,333
Amortization	0	0
Revaluation increase (decrease), intangible assets other than goodwill	(78)	0
Foreign currency translation	(1,195)	(351)
Ending balance	27,946	30,232
Identifiable intangible assets recognised as of acquisition date			625	10,333
Intangible assets	27,946	20,304	27,946	30,232
Additions	452	445
Disposals, intangible assets other than goodwill	2,246	499
Acquisitions through business combinations		10,333
Amortisation, intangible assets other than goodwill	0	0
Foreign currency translation	(1,195)	(351)
Accumulated Amortization and Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(2,522)	(1,542)
Additions	0	0
Disposals, intangible assets other than goodwill	(307)	(132)
Acquisitions through business combinations	0	0
Amortization	(1,310)	(1,141)
Revaluation increase (decrease), intangible assets other than goodwill	(7)	0
Foreign currency translation	230	29
Ending balance	(3,288)	(2,522)
Intangible assets	(3,288)	(1,542)	$ (3,288)	$ (2,522)
Additions	0	0
Disposals, intangible assets other than goodwill	(307)	(132)
Acquisitions through business combinations	0	0
Amortisation, intangible assets other than goodwill	1,310	1,141
Foreign currency translation	$ 230	$ 29